UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post__  San Rafael, California   January 30, 2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:       $168,218


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ANHEUSER-BUSCH INBEV SA        COM              03524A108     9197     150800 SH       DEFINED                   0       0    150800
BERKSHIRE HATHAWAY INC DEL        CLASS A       084670108     1377         12 SH       DEFINED                   0       0        12
BROWN FORMAN INC CL B          COM              115637209    11002     136650 SH       DEFINED                   0       0    136650
CH ROBINSON WORLDWIDE INC      COM              12541W209    12141     173990 SH       DEFINED                   0       0    173990
CME GROUP INC                  COM              12572Q105     2423       9945 SH       DEFINED                   0       0      9945
CENOVUS ENERGY INC             COM              15135U109    10777     324620 SH       DEFINED                   0       0    324620
DENTSPLY INTL INC              COM              249030107     7477     213700 SH       DEFINED                   0       0    213700
DOUGLAS EMMETT INC             COM              25960P109      391      21440 SH       DEFINED                   0       0     21440
EXPEDITORS INTL WASH INC       COM              302130109    11125     271616 SH       DEFINED                   0       0    271616
FASTENAL COMPANY               COM              311900104     9468     217113 SH       DEFINED                   0       0    217113
FIRST AMERICAN FINANCIAL       COM              31847R102     1997     157600 SH       DEFINED                   0       0    157600
FOREST LABS INC CL A           COM              345838106      599      19800 SH       DEFINED                   0       0     19800
GENTEX CORP                    COM              371901109    12048     407160 SH       DEFINED                   0       0    407160
GRACO INC                      COM              384109104    10216     249850 SH       DEFINED                   0       0    249850
INTEL CORPORATION              COM              458140100      463      19100 SH       DEFINED                   0       0     19100
INTUIT INC                     COM              461202103     1378      26195 SH       DEFINED                   0       0     26195
MASTERCARD INC- CLASS A        COM              57636Q104     1171       3142 SH       DEFINED                   0       0      3142
MCMORAN EXPLORATION CO         COM              582411104     1401      96300 SH       DEFINED                   0       0     96300
OCCIDENTAL PETROLEUM           COM              674599105      244       2600 SH       DEFINED                   0       0      2600
PRICELINE COM INC              COM              741503403      714       1526 SH       DEFINED                   0       0      1526
PROCTER & GAMBLE CO            COM              742718109     8516     127650 SH       DEFINED                   0       0    127650
QUALCOMM INC                   COM              747525103     1629      29777 SH       DEFINED                   0       0     29777
ROCKWELL COLLINS INC           COM              774341101    11453     206853 SH       DEFINED                   0       0    206853
ROGERS CORPORATION             COM              775133101     3376      91600 SH       DEFINED                   0       0     91600
ROLLINS INC                    COM              775711104     8640     388825 SH       DEFINED                   0       0    388825
TECHNE CORPORATION             COM              878377100     9771     143145 SH       DEFINED                   0       0    143145
VERISK ANALYTICS INC CL A      COM              92345Y106    11870     295795 SH       DEFINED                   0       0    295795
WALGREEN CO                    COM              931422109     6340     191780 SH       DEFINED                   0       0    191780
YAHOO! INC                     COM              984332106     1014      62885 SH       DEFINED                   0       0     62885